REVENUE - CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,449,225	$ 1,412,262	$ 1,707,286
Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	464,184	450,564	607,139
Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	112
Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	985,041	961,698	1,100,147
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	250,085	234,662	232,809
EMEA [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	120,964	120,798	134,241
EMEA [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
EMEA [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	129,121	113,864	98,568
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	633,925	582,038	660,114
Americas [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	203,828	195,804	245,909
Americas [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,595	5,101	10,921
Americas [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	427,502	381,133	403,282
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	568,782	609,395	827,308
BRAZIL [Member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	139,392	133,962	226,989
BRAZIL [Member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	972	8,732	2,022
BRAZIL [Member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	428,418	466,701	598,297
Elimination of intersegment amounts [member]
Disclosure Of Operating Segments [Line Items]
Revenue	(3,567)	(13,833)	(12,945)
Elimination of intersegment amounts [member] | Telefonica Group [member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Elimination of intersegment amounts [member] | Other group companies [member]
Disclosure Of Operating Segments [Line Items]
Revenue	(3,567)	(13,833)	(12,945)
Elimination of intersegment amounts [member] | Other Companies [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Elimination of intersegment amounts [member] | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	112
Elimination of intersegment amounts [member] | Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(2,664)	(5,831)	(8,475)
Elimination of intersegment amounts [member] | BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 972	$ 8,732	$ 2,022